Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 19, 2014
Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001355064
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	msft
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 19, 2014
Prospectus Date	rr_ProspectusDate	Dec. 19, 2014
Catalyst MLP & Infrastructure Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: CATALYST MLP & INFRASTRUCTURE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's objective is current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 12 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 38 and Waiver of Up-Front Sales Charge on Class A Shares on page 39.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Portfolio has not commenced operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by primarily investing in the equity securities of the general partners of master limited partnerships (“MLPs”) and the parent companies of general partners of MLPs (collectively, “GPs”). MLPs are publically traded partnerships that predominately operate, or directly or indirectly own, energy related assets. The Fund may also invest in the equity securities of MLPs and other companies engaged in energy related businesses.  Most of the entities in which the Fund will invest derive a majority of their revenue from “midstream” energy infrastructure related activities, including treatment, gathering, compression, processing, transportation, transmission, fractionation, storage and terminalling of natural gas, natural gas liquids, crude oil, refined products or coal. Under normal conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of MLPs, GPs and other businesses that derive a majority of their revenue from energy infrastructure activities. The Fund may invest in U.S. and foreign issuers of any market capitalization.

The Fund intends to be taxed as a registered investment company (“RIC”) and comply with all RIC-related restrictions, including limiting its investment in entities taxed as limited partnerships to 25%.

SL Advisors, LLC (the “Sub-Advisor”), the Fund’s investment sub-advisor, utilizes a investment selection process that includes the analysis of various qualitative and quantitative factors. In evaluating securities for inclusion in the investment portfolio, the Sub-Adviser considers current distribution yield and likely growth prospects of the issuer of the security. Those issuers with a demonstrated history of stable and growing distributions are favored, as are those with well-regarded management teams. Each issuer’s competitive position is also evaluated as is its new projects, its likelihood of successful execution and its impact on future distribution growth. GPs (either directly as a general partner or indirectly as a parent company of a general partner) typically enjoy a share of an MLP’s distributable cash flow (“DCF”) in the form of incentive distribution rights (“IDRs”). IDRs typically provide a GP with an increasing share of an MLP’s DCF up to a maximum of 50%. Not all GPs are at the 50% level of IDR splits, so consideration is given to the likelihood of the GP’s IDR-related share of DCF rising towards this 50% level. Securities will be sold when other appropriate securities are available with superior return prospects.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Manager-of-Managers Order: The Trust, on behalf of the Fund, has received an exemptive order (the “Order”) from the SEC that permits the Fund’s advisor, with the Trust’s Board of Trustees’ approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  Shareholders will be notified if and when a new sub-adviser is employed by the Fund’s advisor within 90 days of such change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of MLPs, GPs and other businesses that derive a majority of their revenue from energy infrastructure activities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund. The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Energy Sector Risk. The Fund focuses its investments in the energy infrastructure sector. Because of its focus in this sector, the performance of the Fund is tied closely to and affected by developments in the energy sector, such as the possibility that government regulation will negatively impact companies in this sector. Energy infrastructure entities are subject to the risks specific to the industry they serve including, but not limited to, the following:

• Fluctuations in commodity prices;

• Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing;

• New construction risk and acquisition risk which can limit potential growth;

• A sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;

• Depletion of the natural gas reserves or other commodities if not replaced;

• Changes in the regulatory environment;

• Extreme weather;

• Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

• Threats of attack by terrorists.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

MLP and MLP-Related Securities. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation

New Sub-Advisor Risk. The Sub-Advisor has limited experience managing a mutual fund. Mutual funds and their advisors are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the advisor’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Sub-Advisor and the Sub-Adviser may not achieve the intended result in managing the Fund.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Sector Concentration Risk. The Fund typically concentrates its investments in the energy sector and, therefore, is more susceptible to energy sector risk, as described above.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Small and Mid Capitalization Risk. To the extent the Fund invests in the securities of small and mid sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-866-447-4228 or visiting the Fund’s website at www.CatalystMF.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-447-4228
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.CatalystMF.com
Catalyst MLP & Infrastructure Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MLXAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.65%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	733
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,091
Catalyst MLP & Infrastructure Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MLXCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	775
Catalyst MLP & Infrastructure Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MLXIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471

[1]	Estimated for the current fiscal year.
[2]	The Fund's advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses) at 1.40% through December 31, 2015. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.